Employee benefits - Sensitivity analysis of the defined benefits obligations (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	$ (636,202)	$ (500,072)	$ (512,210)
Rate increase (+ 1%)	(625,436)	(443,715)	(473,881)
Rate decrease (- 1%)	$ (647,310)	$ (507,920)	$ (556,262)
Actuarial assumption of discount rates	8.75%	10.50%	9.25%
Pension plan
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	$ (442,133)	$ (358,635)	$ (343,485)
Rate increase (+ 1%)	(434,134)
Rate decrease (- 1%)	(450,391)
Pension plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(313,585)	(314,460)
Rate decrease (- 1%)		(364,699)	(377,114)
Seniority premium
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	(173,401)	(119,973)	(99,735)
Rate increase (+ 1%)	(170,812)
Rate decrease (- 1%)	(176,067)
Seniority premium | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(109,872)	(94,308)
Rate decrease (- 1%)		(121,572)	(105,810)
Constructive obligation
Disclosure of sensitivity analysis for actuarial assumptions
Total present value of benefit obligations (PBO)	(20,668)	(21,464)	(68,990)
Rate increase (+ 1%)	(20,490)
Rate decrease (- 1%)	$ (20,852)
Constructive obligation | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions
Rate increase (+ 1%)		(20,258)	(65,113)
Rate decrease (- 1%)		$ (21,649)	$ (73,338)